CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)	CNY (¥) shares	USD ($) shares	Common Stock CNY (¥) shares	Additional Paid In Capital CNY (¥)	Additional Paid In Capital USD ($)	Statutory Reserve CNY (¥)	Statutory Reserve USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Class A Ordinary Shares shares	Class A Ordinary Shares Common Stock CNY (¥) shares	Class A Ordinary Shares Common Stock USD ($) shares	Class B Ordinary Shares shares	Class B Ordinary Shares Common Stock CNY (¥) shares	Class B Ordinary Shares Common Stock USD ($) shares
Beginning Balance (shares) at Dec. 31, 2019 | shares			79,249,000
Beginning Balance at Dec. 31, 2019	¥ (11,031,137)		¥ 51,135	¥ (51,135)				¥ (11,031,137)
Net Income (loss)	(37,704,077)							(37,704,077)
Share-based compensation	214,882			214,882
Ending Balance (shares) at Dec. 31, 2020 | shares			79,249,000
Ending Balance at Dec. 31, 2020	(48,520,332)		¥ 51,135	163,747				(48,735,214)								¥ 0
Net Income (loss)	(174,944,484)							(174,944,484)
Share-based compensation	19,344			19,344												0
Issuance of ordinary shares for cash (Shares) | shares			24,541,000
Issuance of ordinary shares for cash	201,199,989		¥ 15,835	201,184,154												0
Cash Contribution From Shareholders	51,135			51,135												0
Foreign currency translation adjustment	¥ (2,467,327)									¥ (2,467,327)
Ending Balance (shares) at Dec. 31, 2021 | shares	103,790,000	103,790,000	103,790,000
Ending Balance at Dec. 31, 2021	¥ (24,661,675)		¥ 66,970	201,418,380				(223,679,698)		(2,467,327)						0
Net Income (loss)	31,118,886	$ 4,468,151						31,118,886
Share-based compensation	9,347,347			9,347,347												0
Foreign currency translation adjustment	4,566,656									4,566,656
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior the completion of initial public offering			¥ (66,970)										¥ 30,076			¥ 36,894
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior the completion of initial public offering, Shares | shares			(103,790,000)										46,611,846	46,611,846		57,178,154	57,178,154
Share issuance initial public offering, net of issuance cost	111,939,400			111,937,012									¥ 2,388			¥ 0
Share issuance initial public offering, net of issuance cost, Shares | shares													3,540,000	3,540,000
Share issuance following initial public offering, net of issuance cost	¥ 32,103,786			32,100,825									¥ 2,961			¥ 0
Share issuance following initial public offering, net of issuance cost, Shares | shares													4,166,668	4,166,668
Transfer to reserve						¥ 6,647,109		(6,647,109)
Ending Balance (shares) at Dec. 31, 2022 | shares	111,496,668	111,496,668										54,318,514	54,318,514	54,318,514	57,178,154	57,178,154	57,178,154
Ending Balance at Dec. 31, 2022	¥ 164,414,400	$ 23,607,157		¥ 354,803,564	$ 50,943,854	¥ 6,647,109	$ 954,414	¥ (199,207,921)	$ (28,602,923)	¥ 2,099,329	$ 301,429		¥ 35,425	$ 5,086		¥ 36,894	$ 5,297